STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 28, 2021	Oct. 25, 2021	Oct. 22, 2021	Oct. 20, 2021	Oct. 20, 2021	Oct. 14, 2021	Jul. 14, 2021	May 10, 2021	Apr. 14, 2021	Jan. 14, 2021	Oct. 19, 2020	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 19, 2021
Common stock shares authorized														1,000,000,000		1,000,000,000	1,000,000,000
Common stock par value														$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares outstanding																37,295,803
Debt conversion, amount								$ 110,000
Conversion shares								157,143
Stock issued during period shares						47,000	47,000	1,172,000
Number of securities called by warrants								1,172,000
Proceeds from issuance of common stock								$ 1,465,000				$ 1,500,000
Stock issued during period value						$ 37,600	$ 47,000						$ 1,465,000				$ 610,181
Sale of stock, description												The offering allowed for qualified investors to purchase one share of the Company’s common stock $1.25. For each share purchased, the investor received a five-year warrant to purchase one share of common stock at $1.75 per share
Shares issued price per share												$ 1.25
Stock issued during period shares									47,000	47,000
Stock issued during period value									$ 82,250	$ 82,250
Stock issued during period, shares acquisitions											33,686,169
Preferred stock shares authorized														10,000,000		10,000,000
Preferred stock, par or stated value per share														$ 0.0001		$ 0.0001
Preferred stock, shares issued														0		0
Preferred stock shares outstanding														0		0
Common stock shares outstanding														37,295,813		37,295,813	35,201,513
Previous Noteholder [Member]
Number of securities called by warrants																		57,147
Third Parties [Member]
Stock issued during period shares																	1,015,344
Convertible Promissory Note [Member]
Stock issued during period shares			450,000
Number of securities called by warrants			450,000
Proceeds from issuance of common stock			$ 197,501
Debt instrument maturity date			Oct. 20, 2022
Term of warrants			5 years
Exercise price of warrants per share			$ 1.00
Other expenses														$ 48,699	$ 0	$ 40,041	$ 0
Debt maturity date, description			October 20, 2021 to October 20, 2022.
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Stock issued during period shares					320,000
Number of securities called by warrants				320,000	320,000
Proceeds from issuance of common stock				$ 400,000
Debt Conversion, Description					The offering allowed for qualified investors to purchase one share of the Company’s common stock at $1.25. For each share purchased, the investor received a five-year warrant to purchase one share of common stock at $1.25 per share. No commissions were paid in the offering. This issuance was pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, in a transaction exempt from registration.
Osher Capital Partners LLC [Member]
Debt conversion, amount	$ 16,714
Debt instrument carrying amount	$ 199,650
Conversion shares	42,857
Osher Capital Partners LLC [Member] | Marketing Consulting Agreement [Member]
Debt instrument carrying amount		$ 110,000
Conversion shares		157,143